Business combinations (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended			10 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Eclat Pharmaceuticals [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Revenues				$ 560
Net Income/(Loss)	$ (42,925)	$ (3,228)	$ (8,774)	$ (5,301)